SCHEDULE OF COMPOSITION OF LOSS BEFORE INCOME TAX (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
LossBeforeIncomeTaxLineItems [Line Items]
Total	$ (1,153,563)	$ (2,451,344)
CHINA
LossBeforeIncomeTaxLineItems [Line Items]
Total	(898,382)	310,715
Other [Member]
LossBeforeIncomeTaxLineItems [Line Items]
Total	$ (255,181)	$ (2,762,059)